Stock-based compensation - Summary of Additional Stock Based Compensation Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total intrinsic value of stock options exercised	$ 16.7	$ 4.0	$ 0.4
Fair value of restricted stock and RSUs vested	$ 22.8	$ 2.7	$ 2.9